Cash and bank balances - Summary of detailed information about cash and bank balances (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand	$ 31,031	$ 31,031
General bank accounts	453,935,733	766,399,440
Total cash and bank balances	$ 453,966,764	$ 766,430,471